Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 22,746	$ 69,259
Total current assets	22,746	69,259
Total assets	22,746	69,259
Current liabilities:
Accounts payable	6,087	12,209
Accounts payable - related party	11,908
Note payable	740
Related party payable	5,609	5,205
Total current liabilities	24,344	17,414
Total liabilities	24,344	17,414
Stockholders' equity (deficit)
Common stock value	3,190	3,195
Additional paid-in capital	95,310	91,805
Stock receivable value		5,500
Deficit accumulated during development stage	100,098	37,655
Total stockholders' equity (deficit)	(1,598)	51,845
Total liabilities and stockholders' equity (deficit)	$ 22,746	$ 69,259